S000080106 [Member] Investment Strategy - iShares Copper and Metals Mining ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the STOXX Global Copper and Metals Mining Index (the “Underlying Index”), which has been developed by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the STOXX Global Copper Universe Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small-capitalization stocks from developed and emerging markets. The Underlying Index captures the performance of equity securities of companies involved in copper and metal ore mining.
To construct the Underlying Index, the Index Provider begins with common equity securities (including depositary receipts) from the Parent Index and selects stocks that have a free-float market capitalization of $100 million or greater and a 3-month Average Daily Traded Volume (“ADTV”) equal to or exceeding $1 million. The Index Provider selects index constituents from the remaining companies based on tiered eligibility from Tier 1 to Tier 3.  STOXX classifies Tier 1 securities as companies categorized as Copper Ore Mining under FactSet’s Revere Business and Industry Classification System (“RBICS”) Focus Level 6 Copper Ore Mining. The Index Provider’s methodology does not require a minimum number of Tier 1 securities. If there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents.  Following the Tier 1 selection, the Index Provider ranks and selects, as Tier 2 eligible securities, companies with at least 25% revenues but less than 50% revenues derived from the RBICS Level 6 subindustry of Copper Ore Mining from highest to lowest revenue exposure. Companies are selected from the highest to the lowest revenue exposure until there are 50 stocks in the Underlying Index. Once 50 companies are reached after Tier 1 and/or 2, or there are fewer than 50 companies selected after Tier 1 and 2, the Index Provider selects companies it classifies as Tier 3. STOXX classifies Tier 3 securities as companies that are not in Tier 1 or 2 but are in the top 50% in terms of market share from Copper Ore Mining. The Index Provider defines market share by the percentile ranking of all companies in the Parent Index with at least $1 million in revenue from the RBICS Level 6 subindustry of Copper Ore Mining. Tier 3 securities are always included within the Underlying Index to ensure that companies with high dollar revenues from copper ore mining are represented.
The Index Provider applies the following weight limits: a maximum of 20% weighting to Tier 3 securities. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. As of March 31, 2025, the Underlying Index had 41 securities and all of the index constituents were represented by securities of companies in the materials industry or sector. The Underlying Index includes large-, mid- and small-capitalization companies and is likely to change over time. As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Australia, Brazil, Canada, China, Indonesia, Japan, Mexico, Poland, South Africa, United Kingdom (the “U.K.”) and the U.S. The Underlying Index will be reviewed and reconstituted on an annual basis in September and rebalanced quarterly.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.